Research Expenses	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Research Expenses [Abstract]
Research expenses	Note 10. Research expenses
	Consolidated
	December 2024	December 2023
	$	$
Product research and development expenses	314,472	100,934
Note 12. Research expenses
	Consolidated
	30 June 2024	30 June 2023
	$	$
Product research and development expenses	276,057	665,035